Investment Objectives and Goals - Prospectus Summary	Oct. 31, 2025
NYLI Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Conservative Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income and, secondarily, long-term growth of capital.
NYLI Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Moderate Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and, secondarily, current income.
NYLI Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Growth Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and, secondarily, current income.
NYLI Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Equity Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI Epoch U.S. Equity Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch U.S. Equity Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income and capital appreciation.
NYLI Fiera SMID Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Fiera SMID Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital growth.
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
NYLI S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI S&P 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
NYLI WMC Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI WMC Small Companies Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Small Companies Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI Epoch International Choice Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch International Choice Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
NYLI WMC International Research Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC International Research Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI Candriam Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
NYLI Epoch Capital Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch Capital Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
NYLI Epoch Global Equity Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch Global Equity Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of income. Capital appreciation is a secondary investment objective.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
NYLI Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Floating Rate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income. Capital appreciation is a secondary objective.
NYLI MacKay Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Short Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with capital preservation.
NYLI MacKay Arizona Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Arizona Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Arizona income taxes.
NYLI MacKay California Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay California Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and California income taxes.
NYLI MacKay Colorado Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Colorado Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Colorado income taxes.
NYLI MacKay High Yield Muni Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay High Yield Muni Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income exempt from federal income taxes. The Fund's secondary investment objective is total return.
NYLI MacKay New York Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay New York Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and New York state and, in some cases, New York local income taxes.
NYLI MacKay Oregon Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Oregon Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Oregon income taxes.
NYLI MacKay Short Term Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Short Term Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.
NYLI MacKay Strategic Muni Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Strategic Muni Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.
NYLI MacKay Utah Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Utah Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Utah income taxes.
NYLI Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income. Capital appreciation is a secondary objective.